MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of summarizes the amortized cost, unrealized gains, unrealized losses, and fair value of marketable securities
Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Matures within one year:
Corporate bonds	166,667	54	(1,235)	165,486
Governmental bonds	50,824	43	(95)	50,772
	217,491	97	(1,330)	216,258
Matures after one year:
Corporate bonds	167,452	620	(1,568)	166,504
Governmental bonds	24,803	58	(14)	24,847
	192,255	678	(1,582)	191,351

	409,746	775	(2,912)	407,609

Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Matures within one year:
Corporate bonds	114,475	1	(1,341)	113,135
Governmental bonds	54,282	-	(344)	53,938
	168,757	1	(1,685)	167,073
Matures after one year:
Corporate bonds	147,888	28	(6,046)	141,870
Governmental bonds	11,948	-	(356)	11,592
	159,836	28	(6,402)	153,462

	328,593	29	(8,087)	320,535